Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent events

Commencing April 15, 2019, the Group stopped facilitating new loans on the platform, and started to transition its business  to provide financial technology, marketing services to institutional lenders.

On April 30, 2019, the Company filed a Form 12b-25 with the SEC to extend the deadline for the timely filing of the Annual Report.  The Company was unable to file the Annual Report by the extended deadline of May 15, 2019, and was therefore not in compliance with the continued listing requirements under the timely filing criteria established in Section 802.01E of the New York Stock Exchange (“NYSE”) Listed Company Manual.  On May 16, 2019, the Company received a notice from the NYSE, notifying the Company that it was not in compliance with the requirements for continued listing.  On November 2, 2019, the Company received a notice from the NYSE, notifying it that the NYSE agreed to accept the Company’s business transition plan, and continue the listing of the Company for the 18 months starting from June 5, 2019.

On June 17, 2019, the Company entered into a cooperation agreement (the “Cooperation Agreement”) with Hongkong Outjoy Education Technology Co., Ltd. (“OET”) to form a new operating subsidiary of the Company (the “Project Company”). As of the date of this report, the business of the Project Company is in early stages and there are no material impacts on the financial statements of the Company.

On June 24, 2019, in connection with the Cooperation Agreement, by and between the Company and OET, the Company entered into that certain Warrant to Purchase Class A ordinary shares of the Company (the “Warrant”) with Tianjin Baidayi Management Consulting Limited (“TBMCL”). The Warrant gives TBMCL, in its capacity as administrator of certain limited partnerships comprised of existing lenders on the Company’s marketplace lending platform, the right to purchase up to 66,402,480 Class A ordinary shares of the Company upon the achievement of certain EBITA milestones by the Project Company which is a wholly owned subsidiary of the Company. No Warrant was exercised as of the date of this report.